NOTES PAYABLE	12 Months Ended
Dec. 31, 2024
NOTES PAYABLE
NOTES PAYABLE

13.NOTES PAYABLE

The Group issued short-term notes payable to settle part of payments to the construction and raw material suppliers. As of December 31, 2023 and 2024, the remaining balance was RMB7,255 and RMB10,096, respectively.